Related Party Transactions (Details) - Schedule of due from related parties (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SDI Cuentas LLC [Member]
Related Party Transactions (Details) - Schedule of due from related parties (Parentheticals) [Line Items]
Net of allowance for credit losses	$ 157	$ 157	$ 0